Vanguard® International Value Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.1%)
Australia (0.8%)
	National Australia Bank Ltd.	2,155,160	46,544
	QBE Insurance Group Ltd.	4,298,322	34,755
	Adbri Ltd.	9,598,354	17,117
			98,416
Brazil (2.5%)
[1]	Banco Bradesco SA ADR	42,901,065	142,432
	Ambev SA ADR	33,935,500	95,698
	Petroleo Brasileiro SA ADR	3,893,780	55,603
	Petroleo Brasileiro SA Preference Shares	4,004,400	26,430
			320,163
Canada (2.1%)
	Suncor Energy Inc.	3,280,592	111,339
	Saputo Inc.	2,201,749	54,384
	Bank of Nova Scotia	761,351	46,381
	Alimentation Couche-Tard Inc.	793,900	35,468
	Stella-Jones Inc.	915,400	27,171
			274,743
China (6.8%)
*	Alibaba Group Holding Ltd.	18,047,700	202,919
*	Baidu Inc. ADR	1,184,023	161,702
	Tencent Holdings Ltd.	2,984,300	115,340
	ENN Energy Holdings Ltd.	4,980,600	81,246
	China Longyuan Power Group Corp. Ltd. Class H	40,036,000	64,320
*	Alibaba Group Holding Ltd. ADR	511,364	45,701
	Sungrow Power Supply Co. Ltd. Class A	2,398,460	44,201
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	32,448,000	40,588
	Autohome Inc. ADR	1,120,353	39,985
	Hengan International Group Co. Ltd.	7,215,500	34,925
*	Weibo Corp. ADR	1,429,981	27,484
*	Trip.com Group Ltd. ADR	641,343	16,534
			874,945
Denmark (0.8%)
	Carlsberg A/S Class B	502,443	64,987
	Vestas Wind Systems A/S	1,451,354	38,147
			103,134
Egypt (0.2%)
	Commercial International Bank Egypt SAE (Registered) GDR	17,073,500	31,374
Finland (1.1%)
	Sampo OYJ Class A	1,583,035	68,392

		Shares	Market Value ($000)
	Nokia OYJ	6,980,867	36,360
	Nokian Renkaat OYJ	2,855,350	33,772
			138,524
France (9.7%)
	TotalEnergies SE	3,539,346	180,781
	Airbus SE	1,511,873	163,013
	Sanofi	1,439,589	143,057
	Air Liquide SA	907,249	124,731
	Engie SA	8,473,103	104,832
	Vinci SA	1,026,137	98,364
	Societe Generale SA	3,519,077	78,850
	Legrand SA	848,631	69,476
	Thales SA	519,084	64,553
	Pernod Ricard SA	309,131	60,727
	Bureau Veritas SA	2,013,379	55,530
	Publicis Groupe SA	694,739	36,971
*	Accor SA	1,309,358	33,976
	Teleperformance	76,553	25,600
	Safran SA	41,270	4,536
			1,244,997
Germany (6.2%)
	MTU Aero Engines AG	631,022	121,985
	Merck KGaA	535,710	102,032
	Bayerische Motoren Werke AG	861,630	70,407
	BASF SE	1,476,590	65,805
	Fresenius Medical Care AG & Co. KGaA	1,686,636	62,530
	Henkel AG & Co. KGaA	975,920	61,537
	Henkel AG & Co. KGaA Preference Shares	951,362	60,776
	Continental AG	836,836	59,617
	Vonovia SE	1,624,749	54,136
	Jungheinrich AG Preference Shares	1,566,012	42,626
	Infineon Technologies AG	1,397,428	38,324
	FUCHS PETROLUB SE Preference Shares	1,093,420	32,762
	SAP SE	222,200	20,725
	Fresenius SE & Co. KGaA	182,788	4,677
			797,939
Hong Kong (5.1%)
	AIA Group Ltd.	18,997,000	190,856
*	Sands China Ltd.	47,010,000	110,264
	Jardine Matheson Holdings Ltd.	1,173,100	61,958
*	Melco Resorts & Entertainment Ltd. ADR	10,563,690	54,403
	Galaxy Entertainment Group Ltd.	9,079,000	54,012
*,2	ESR Group Ltd.	19,395,400	50,436
[2]	WH Group Ltd.	40,747,243	30,859
	Hongkong Land Holdings Ltd.	5,380,000	27,966
	Xinyi Glass Holdings Ltd.	13,775,000	27,169
	CK Asset Holdings Ltd.	3,466,500	24,542
	Yue Yuen Industrial Holdings Ltd.	18,050,500	23,986
			656,451
India (4.9%)
*	ICICI Bank Ltd. ADR	6,140,348	127,596
	Zee Entertainment Enterprises Ltd.	31,279,583	97,989
	Housing Development Finance Corp. Ltd.	3,133,250	94,555
*	Reliance Industries Ltd.	2,811,424	89,415
	Adani Ports & Special Economic Zone Ltd.	8,928,447	86,300
	UPL Ltd.	5,608,124	52,613
	Ambuja Cements Ltd.	9,876,869	46,849

		Shares	Market Value ($000)
	GAIL India Ltd.	20,490,886	37,988
			633,305
Indonesia (1.9%)
	Astra International Tbk. PT	212,997,700	90,971
	Bank Mandiri Persero Tbk. PT	134,291,200	75,170
	Telkom Indonesia Persero Tbk. PT ADR	1,578,840	44,997
	Telkom Indonesia Persero Tbk. PT	77,847,500	22,235
	Selamat Sempurna Tbk. PT	164,317,700	14,415
			247,788
Ireland (1.8%)
*	Ryanair Holdings plc ADR	1,191,163	86,955
*	ICON plc	324,955	78,395
	CRH plc	1,732,400	66,480
			231,830
Israel (0.1%)
*	Check Point Software Technologies Ltd.	94,500	11,775
Italy (1.0%)
	UniCredit SpA	7,305,301	72,247
	Brembo SpA	5,007,777	52,900
			125,147
Japan (10.3%)
	Olympus Corp.	4,546,800	97,311
	Toyota Motor Corp.	5,410,100	87,812
	Bandai Namco Holdings Inc.	1,030,400	80,497
	Daikin Industries Ltd.	434,800	76,254
	Disco Corp.	287,200	70,171
	Nomura Research Institute Ltd.	2,322,100	69,766
	Denso Corp.	1,268,100	69,359
	Mitsubishi Electric Corp.	5,823,700	61,465
	Nitto Denko Corp.	953,000	61,369
	Shimano Inc.	327,400	54,691
	Daiwa Securities Group Inc.	11,814,800	54,540
	Ain Holdings Inc.	939,600	54,155
	ITOCHU Corp.	1,803,300	52,493
	Kubota Corp.	3,035,300	50,396
	Nihon Kohden Corp.	2,030,300	45,426
	Koito Manufacturing Co. Ltd.	1,311,600	43,115
	Daito Trust Construction Co. Ltd.	400,000	37,921
	Makita Corp.	1,516,400	37,058
	Suzuki Motor Corp.	1,071,800	35,133
	Subaru Corp.	1,996,600	34,743
	Komatsu Ltd.	1,453,900	33,612
	Kansai Electric Power Co. Inc.	3,048,300	30,906
	Nomura Holdings Inc.	7,414,800	28,291
	Taiheiyo Cement Corp.	1,542,500	23,142
	Seria Co. Ltd.	942,100	18,766
	FANUC Corp.	82,900	14,297
	Omron Corp.	163,100	9,122
			1,331,811
Mexico (0.5%)
	Grupo Financiero Banorte SAB de CV	11,242,600	63,968
Netherlands (4.9%)
	Koninklijke DSM NV	565,528	90,569
	Wolters Kluwer NV	734,954	79,818
	Aegon NV	17,689,922	77,698

		Shares	Market Value ($000)
	Akzo Nobel NV	1,022,398	68,808
[1]	Universal Music Group NV	2,962,133	67,052
[1,2]	ABN AMRO Bank NV	4,225,815	43,094
	SBM Offshore NV	3,001,810	41,895
*	Prosus NV	621,904	40,570
	Boskalis Westminster	1,090,706	35,789
	Koninklijke Vopak NV	1,229,500	28,536
	IMCD NV	177,348	28,402
*	AerCap Holdings NV	563,815	25,293
			627,524
Norway (1.0%)
	Equinor ASA	1,515,703	58,361
	Telenor ASA	3,771,624	45,803
	Bakkafrost P/F	360,700	25,146
			129,310
Panama (0.6%)
*	Copa Holdings SA Class A	1,114,653	74,927
Philippines (0.2%)
	Puregold Price Club Inc.	43,303,300	23,729
	Universal Robina Corp.	193,500	390
			24,119
Singapore (2.4%)
	United Overseas Bank Ltd.	4,032,700	80,458
	DBS Group Holdings Ltd.	2,882,000	65,762
	Singapore Telecommunications Ltd.	28,890,600	54,634
	Venture Corp. Ltd.	3,349,900	42,679
	Sembcorp Industries Ltd.	20,083,100	42,373
*	SATS Ltd.	7,625,700	21,984
			307,890
South Africa (0.3%)
	Mr Price Group Ltd.	3,476,284	37,850
South Korea (4.2%)
	SK Hynix Inc.	1,624,960	122,842
	POSCO Holdings Inc.	654,918	122,311
	Samsung Electronics Co. Ltd.	2,498,844	118,283
[2]	Samsung Electronics Co. Ltd. GDR	84,930	99,599
	KB Financial Group Inc.	1,690,585	62,876
*	SK Square Co. Ltd.	309,162	10,180
			536,091
Spain (0.3%)
	Industria de Diseno Textil SA	1,577,858	38,321
Sweden (0.2%)
	Assa Abloy AB Class B	910,596	21,514
Switzerland (6.4%)
*	Holcim AG	3,855,713	180,789
	Cie Financiere Richemont SA (Registered)	1,022,146	123,248
	Roche Holding AG	304,797	101,194
	ABB Ltd. (Registered)	3,267,763	99,339
	Adecco Group AG (Registered)	2,535,322	89,312
	Novartis AG (Registered)	849,470	72,995
	Credit Suisse Group AG (Registered)	9,768,204	56,817
	Swatch Group AG	154,510	41,133

		Shares	Market Value ($000)
	UBS Group AG (Registered)	1,811,608	29,602
*	ams-OSRAM AG	2,935,456	24,231
			818,660
Taiwan (0.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,737,000	98,387
United Kingdom (14.7%)
	Compass Group plc	8,768,983	205,514
	BP plc	32,397,926	158,564
	RELX plc	5,321,708	157,573
	Shell plc	4,693,650	125,209
	Anglo American plc	2,868,553	103,684
	HSBC Holdings plc (XHKG)	14,812,400	93,024
	HSBC Holdings plc	14,415,035	90,295
	Smiths Group plc	4,720,940	89,095
*	Berkeley Group Holdings plc	1,479,546	76,675
	Unilever plc	1,499,431	73,027
	NatWest Group plc	22,422,365	68,102
	Travis Perkins plc	4,847,653	62,218
	IMI plc	3,808,170	62,184
	Victrex plc	2,598,116	61,193
	Lloyds Banking Group plc	102,109,496	56,534
	Weir Group plc	2,721,260	55,646
	Ferguson plc	431,476	54,279
	Spectris plc	1,176,470	44,748
	Barclays plc	23,125,547	44,298
	RS Group plc	2,786,400	35,177
	Taylor Wimpey plc	20,793,159	32,364
	Prudential plc	2,488,305	30,692
*	easyJet plc	6,237,379	30,465
	Smith & Nephew plc	2,025,653	25,971
	Renishaw plc	432,667	22,970
	Whitbread plc	653,543	20,802
	Direct Line Insurance Group plc	6,236,056	15,650
			1,895,953
United States (2.9%)
	Aon plc Class A	419,312	122,037
	Accenture plc Class A	239,335	73,299
*	Capri Holdings Ltd.	1,282,834	62,448
*	TechnipFMC plc	5,940,838	48,061
[1]	Linde plc	131,878	39,938
	RenaissanceRe Holdings Ltd.	260,654	33,705
			379,488
Vietnam (0.4%)
	Vietnam Dairy Products JSC	15,200,800	47,452
Total Common Stocks (Cost $12,143,592)			12,223,796

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (4.2%)
Money Market Fund (4.2%)
[3,4]	Vanguard Market Liquidity Fund (Cost $534,743)	1.903%	5,349,670	534,753
Total Investments (99.3%) (Cost $12,678,335)				12,758,549
Other Assets and Liabilities—Net (0.7%)				90,536
Net Assets (100%)				12,849,085
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $38,781,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $223,988,000, representing 1.7% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $43,059,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2022	1,408	137,428	3,659
MSCI Emerging Market Index	September 2022	1,211	60,459	10
				3,669

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open forward currency contracts at July 31, 2022.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,073,351	39,938	—	1,113,289
Common Stocks—Other	720,820	10,389,687	—	11,110,507
Temporary Cash Investments	534,753	—	—	534,753
Total	2,328,924	10,429,625	—	12,758,549

Derivative Financial Instruments
Assets
Futures Contracts[1]	3,669	—	—	3,669
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.